Leases (Details) - Schedule of Operating Leases in its Consolidated Balance Sheet - 12 months ended Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
ASSETS
Operating lease right-of-use assets	¥ 10,238		$ 1,442
Less: impairment	(4,532)		(638)
Operating lease right-of-use assets, net	5,706	$ 804
LIABILITIES
Short-term operating lease liabilities	(4,090)		(576)
Long-term operating lease liabilities	¥ (6,099)		$ (859)